Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.7%
Advertising - 0.8%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	331,000	$290,191
Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	85,000	73,662
		363,853
Aerospace/Defense - 0.6%
TransDigm, Inc.
6.75%, 8/15/28(a)	244,000	247,559
6.88%, 12/15/30(a)	22,000	22,494
7.13%, 12/1/31(a)	22,000	22,629
		292,682
Agriculture - 0.2%
Turning Point Brands, Inc., 7.63%, 3/15/32(a)	65,000	67,551

Apparel - 0.6%
VF Corp., 6.45%, 11/1/37	273,000	262,945

Auto Manufacturers - 0.6%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(a)	280,000	253,469

Auto Parts & Equipment - 1.8%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32(a)	322,000	318,226
Phinia, Inc.
6.75%, 4/15/29(a)	26,000	26,330
6.63%, 10/15/32(a)	228,000	223,395
Titan International, Inc., 7.00%, 4/30/28	237,000	234,444
		802,395
Banks - 2.1%
Canadian Imperial Bank of Commerce, 6.95%, (US 5 Year CMT T-Note + 2.83%), 1/28/85(b)	280,000	273,887
Intesa Sanpaolo SpA
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33(a),(b)	200,000	229,584
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42(a),(b)	150,000	120,267
Popular, Inc., 7.25%, 3/13/28	201,000	207,849
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31(b)	52,000	50,726
Walker & Dunlop, Inc., 6.63%, 4/1/33(a)	55,000	54,746
		937,059
Building Materials - 0.4%
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/28(a)	35,000	35,926
Knife River Corp., 7.75%, 5/1/31(a)	30,000	31,244
	Shares/ Principal	Fair Value

Building Materials (continued)
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	100,000	$103,592
		170,762
Chemicals - 2.3%
Chemours Co. (The), 8.00%, 1/15/33(a)	247,000	230,519
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	329,000	318,123
NOVA Chemicals Corp., 9.00%, 2/15/30(a)	75,000	80,621
Rain Carbon, Inc., 12.25%, 9/1/29(a)	194,000	206,087
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	2,000	2,000
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29(a)	218,000	204,404
		1,041,754
Coal - 0.5%
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	200,000	183,482
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	36,000	36,729
		220,211
Commercial Services - 3.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	82,000	80,743
Belron UK Finance PLC, 5.75%, 10/15/29(a)	65,000	64,187
CoreCivic, Inc., 8.25%, 4/15/29	224,000	237,166
CPI CG, Inc., 10.00%, 7/15/29(a)	135,000	143,739
Deluxe Corp., 8.13%, 9/15/29(a)	279,000	280,490
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	25,000	25,906
GEO Group, Inc. (The)
8.63%, 4/15/29	308,000	323,262
10.25%, 4/15/31	140,000	152,177
PROG Holdings, Inc., 6.00%, 11/15/29(a)	81,000	74,744
TriNet Group, Inc., 7.13%, 8/15/31(a)	40,000	40,592
Upbound Group, Inc., 6.38%, 2/15/29(a)	262,000	247,703
VT Topco, Inc., 8.50%, 8/15/30(a)	27,000	28,317
		1,699,026
Computers - 0.8%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(a)	25,000	25,918
KBR, Inc., 4.75%, 9/30/28(a)	38,000	36,127
NCR Atleos Corp., 9.50%, 4/1/29(a)	203,000	219,698
Seagate HDD Cayman, 9.63%, 12/1/32	71,000	79,833
		361,576
Distribution & Wholesale - 0.1%
Windsor Holdings III LLC, 8.50%, 6/15/30(a)	45,000	46,433

Diversified Financial Services - 14.3%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27(a)	75,000	76,882

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Ally Financial, Inc., 6.65%, (US 5 Year CMT T-Note + 2.45%), 1/17/40(b)	149,000	$143,892
Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	366,000	386,276
Burford Capital Global Finance LLC
6.88%, 4/15/30(a)	105,000	103,621
9.25%, 7/1/31(a)	400,000	421,344
Coinbase Global, Inc., 3.38%, 10/1/28(a)	524,000	474,231
Credit Acceptance Corp.
9.25%, 12/15/28(a)	333,000	352,513
6.63%, 3/15/30(a)	90,000	87,862
Encore Capital Group, Inc., 9.25%, 4/1/29(a)	210,000	219,925
Enova International, Inc.
11.25%, 12/15/28(a)	216,000	232,712
9.13%, 8/1/29(a)	235,000	242,230
EZCORP, Inc., 7.38%, 4/1/32(a)	101,000	102,487
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(a)	96,000	97,480
9.13%, 5/15/31(a)	50,000	50,312
8.38%, 4/1/32(a)	20,000	19,441
GGAM Finance Ltd., 8.00%, 6/15/28(a)	28,000	29,366
Goeasy Ltd.
9.25%, 12/1/28(a)	309,000	324,390
7.63%, 7/1/29(a)	153,000	153,066
6.88%, 5/15/30(a)	135,000	132,121
7.38%, 10/1/30(a)	80,000	78,588
Nationstar Mortgage Holdings, Inc.
6.50%, 8/1/29(a)	70,000	70,940
5.75%, 11/15/31(a)	382,000	382,741
7.13%, 2/1/32(a)	37,000	38,361
OneMain Finance Corp., 6.63%, 5/15/29	130,000	130,243
PennyMac Financial Services, Inc.
7.88%, 12/15/29(a)	78,000	81,146
6.88%, 2/15/33(a)	70,000	69,562
SLM Corp., 6.50%, 1/31/30	116,000	118,950
StoneX Group, Inc., 7.88%, 3/1/31(a)	439,000	457,118
Synchrony Financial, 7.25%, 2/2/33	444,000	456,175
United Wholesale Mortgage LLC
5.75%, 6/15/27(a)	418,000	410,892
5.50%, 4/15/29(a)	43,000	41,449
UWM Holdings LLC, 6.63%, 2/1/30(a)	108,000	107,043
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31(a)	368,000	378,074
		6,471,433
Electric - 1.2%
PG&E Corp., 7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/55(b)	105,000	103,274
	Shares/ Principal	Fair Value

Electric (continued)
Talen Energy Supply LLC, 8.63%, 6/1/30(a)	90,000	$95,475
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	325,000	340,836
		539,585
Electrical Components & Equipment - 0.1%
WESCO Distribution, Inc., 6.38%, 3/15/33(a)	25,000	25,108

Engineering & Construction - 1.6%
Brand Industrial Services, Inc., 10.38%, 8/1/30(a)	50,000	47,693
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	159,000	151,311
HTA Group Ltd., 7.50%, 6/4/29(a)	443,000	449,468
MasTec, Inc., 6.63%, 8/15/29(a)	72,000	71,640
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	10,000	9,440
		729,552
Entertainment - 2.3%
Churchill Downs, Inc., 6.75%, 5/1/31(a)	227,000	228,718
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	45,000	43,221
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	102,000	103,402
7.50%, 9/1/31(a)	102,000	104,442
Lions Gate Capital Holdings 1, Inc., 5.50%, 4/15/29(a)	345,000	319,809
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	37,546
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30(a)	200,000	204,614
		1,041,752
Food - 0.8%
Post Holdings, Inc.
6.38%, 3/1/33(a)	250,000	245,800
6.25%, 10/15/34(a)	68,000	66,430
US Foods, Inc.
6.88%, 9/15/28(a)	22,000	22,551
7.25%, 1/15/32(a)	30,000	31,144
		365,925
Forest Products & Paper - 0.2%
Domtar Corp., 6.75%, 10/1/28(a)	98,000	88,814

Gas - 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/26	145,000	143,839
5.75%, 5/20/27	133,000	127,812
9.38%, 6/1/28(a)	239,000	236,489
		508,140

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Healthcare-Products - 0.4%
Insulet Corp., 6.50%, 4/1/33(a)	198,000	$200,871

Healthcare-Services - 1.9%
DaVita, Inc.
4.63%, 6/1/30(a)	483,000	443,875
6.88%, 9/1/32(a)	188,000	188,937
LifePoint Health, Inc., 9.88%, 8/15/30(a)	47,000	49,578
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	155,000	152,499
Tenet Healthcare Corp., 6.75%, 5/15/31	13,000	13,178
		848,067
Holding Companies-Divers - 0.2%
Stena International SA, 7.25%, 1/15/31(a)	75,000	74,902

Home Builders - 0.9%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27(a)	84,000	82,871
LGI Homes, Inc., 8.75%, 12/15/28(a)	121,000	126,057
Thor Industries, Inc., 4.00%, 10/15/29(a)	198,000	178,289
		387,217
Insurance - 0.7%
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(a)	328,000	332,465

Internet - 4.3%
Cogent Communications Group LLC, 7.00%, 6/15/27(a)	399,000	401,859
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc., 7.00%, 6/15/27(a)	85,000	85,437
Rakuten Group, Inc.
11.25%, 2/15/27(a)	420,000	455,072
9.75%, 4/15/29(a)	225,000	244,182
5.13%, (US 5 Year CMT T-Note + 4.58%), 10/22/73(a),(b)	50,000	48,603
6.25%, (US 5 Year CMT T-Note + 4.96%), 10/22/73(a),(b)	50,000	45,094
Snap, Inc., 6.88%, 3/1/33(a)	295,000	294,295
Wayfair LLC
7.25%, 10/31/29(a)	263,000	251,180
7.75%, 9/15/30(a)	135,000	130,090
		1,955,812
Iron & Steel - 0.5%
Algoma Steel, Inc., 9.13%, 4/15/29(a)	189,000	175,810
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28(a)	70,000	71,750
		247,560
	Shares/ Principal	Fair Value

Leisure Time - 1.1%
Amer Sports Co., 6.75%, 2/16/31(a)	91,000	$93,124
Sabre GLBL, Inc.
8.63%, 6/1/27(a)	123,000	121,712
11.25%, 12/15/27(a)	118,000	125,070
10.75%, 11/15/29(a)	150,000	150,977
		490,883
Lodging - 0.6%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29(a)	265,000	268,932
Station Casinos LLC, 6.63%, 3/15/32(a)	14,000	13,879
		282,811
Media - 8.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	46,000	44,605
5.38%, 6/1/29(a)	167,000	161,359
4.75%, 3/1/30(a)	142,000	131,621
4.50%, 8/15/30(a)	26,000	23,623
4.25%, 2/1/31(a)	94,000	83,313
7.38%, 3/1/31(a)	270,000	274,128
4.75%, 2/1/32(a)	175,000	155,358
4.50%, 5/1/32	146,000	126,890
4.50%, 6/1/33(a)	161,000	137,186
4.25%, 1/15/34(a)	26,000	21,418
Directv Financing LLC, 8.88%, 2/1/30(a)	40,000	38,156
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27(a)	491,000	475,666
10.00%, 2/15/31(a)	320,000	306,111
GCI LLC, 4.75%, 10/15/28(a)	405,000	372,480
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	55,000	46,027
Nexstar Media, Inc.
5.63%, 7/15/27(a)	288,000	283,674
4.75%, 11/1/28(a)	256,000	239,384
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)	243,000	149,968
8.13%, 2/15/33(a)	70,000	69,085
TEGNA, Inc.
4.63%, 3/15/28	214,000	202,106
5.00%, 9/15/29	22,000	20,413
Univision Communications, Inc.
8.00%, 8/15/28(a)	125,000	125,408
7.38%, 6/30/30(a)	90,000	86,183
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	150,000	142,086
		3,716,248
Metal Fabricate & Hardware - 0.5%
Vallourec SACA, 7.50%, 4/15/32(a)	200,000	209,026

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Mining - 1.7%
Capstone Copper Corp., 6.75%, 3/31/33(a)	35,000	$34,836
Eldorado Gold Corp., 6.25%, 9/1/29(a)	307,000	301,380
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	36,000	35,510
New Gold, Inc., 6.88%, 4/1/32(a)	104,000	105,007
Novelis, Inc., 6.88%, 1/30/30(a)	13,000	13,197
Taseko Mines Ltd., 8.25%, 5/1/30(a)	256,000	261,267
		751,197
Miscellaneous Manufacturing - 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(a)	54,000	56,867

Office & Business Equipment - 0.4%
Pitney Bowes, Inc.
6.88%, 3/15/27(a)	15,000	14,978
7.25%, 3/15/29(a)	189,000	187,847
		202,825
Office Furnishings - 0.4%
Steelcase, Inc., 5.13%, 1/18/29	202,000	194,218

Oil & Gas - 14.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29(a)	125,000	127,110
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29(a)	50,000	48,766
California Resources Corp., 8.25%, 6/15/29(a)	479,000	486,756
Chord Energy Corp., 6.75%, 3/15/33(a)	120,000	119,363
Civitas Resources, Inc., 8.38%, 7/1/28(a)	295,000	304,104
Comstock Resources, Inc., 6.75%, 3/1/29(a)	94,000	91,313
CVR Energy, Inc., 8.50%, 1/15/29(a)	165,000	158,419
Energean PLC, 6.50%, 4/30/27(a)	200,000	196,250
Greenfire Resources Ltd., 12.00%, 10/1/28(a)	137,000	144,940
Gulfport Energy Operating Corp., 6.75%, 9/1/29(a)	364,000	368,909
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	200,000	204,061
Karoon USA Finance, Inc., 10.50%, 5/14/29(a)	155,000	159,959
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/1/32(a)	346,000	346,244
Noble Finance II LLC, 8.00%, 4/15/30(a)	468,000	467,524
Northern Oil & Gas, Inc.
8.13%, 3/1/28(a)	273,000	273,659
8.75%, 6/15/31(a)	266,000	271,271
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	254,000	235,890
	Shares/ Principal	Fair Value

Oil & Gas (continued)
7.88%, 9/15/30(a)	129,000	$112,936
Saturn Oil & Gas, Inc., 9.63%, 6/15/29(a)	177,000	170,996
Seadrill Finance Ltd., 8.38%, 8/1/30(a)	305,000	304,738
SM Energy Co., 6.75%, 8/1/29(a)	70,000	68,855
Strathcona Resources Ltd., 6.88%, 8/1/26(a)	363,000	362,167
Talos Production, Inc.
9.00%, 2/1/29(a)	291,000	298,974
9.38%, 2/1/31(a)	272,000	276,576
Valaris Ltd., 8.38%, 4/30/30(a)	480,000	480,009
Vermilion Energy, Inc., 7.25%, 2/15/33(a)	284,000	270,655
		6,350,444
Oil & Gas Services - 2.1%
Bristow Group, Inc., 6.88%, 3/1/28(a)	122,000	120,803
Enerflex Ltd., 9.00%, 10/15/27(a)	218,000	223,051
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(a)	217,000	231,577
Oceaneering International, Inc., 6.00%, 2/1/28	65,000	64,234
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 3/15/29(a)	147,000	149,484
Weatherford International Ltd., 8.63%, 4/30/30(a)	155,000	157,341
		946,490
Packaging & Containers - 0.4%
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27(a)	97,000	95,060
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27(a)	90,000	89,500
		184,560
Passenger Airlines - 0.2%
Allegiant Travel Co., 7.25%, 8/15/27(a)	110,000	106,604

Pharmaceuticals - 1.3%
BellRing Brands, Inc., 7.00%, 3/15/30(a)	109,000	112,607
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 5/15/34(a)	470,000	455,147
		567,754
Pipelines - 6.4%
CNX Midstream Partners LP, 4.75%, 4/15/30(a)	144,000	133,482
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	50,000	47,908
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29(a)	265,000	274,328
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27(a)	186,000	194,510

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Pipelines (continued)
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	97,000	$97,946
8.88%, 4/15/30	48,000	49,811
8.00%, 5/15/33	35,000	35,255
Global Partners LP / GLP Finance Corp.
6.88%, 1/15/29	147,000	146,676
8.25%, 1/15/32(a)	227,000	232,759
NFE Financing LLC, 12.00%, 11/15/29(a)	997,293	846,055
Prairie Acquiror LP, 9.00%, 8/1/29(a)	35,000	35,630
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	240,000	244,625
Venture Global LNG, Inc.
8.13%, 6/1/28(a)	88,000	89,799
9.50%, 2/1/29(a)	123,000	131,921
9.88%, 2/1/32(a)	319,000	338,162
		2,898,867
Real Estate - 0.5%
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31(a)	148,000	157,155
Howard Hughes Corp. (The), 5.38%, 8/1/28(a)	78,000	75,514
		232,669
REITS - 4.7%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(a)	217,000	222,891
Brandywine Operating Partnership LP, 8.88%, 4/12/29	84,000	87,872
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	231,000	217,147
Iron Mountain, Inc.
7.00%, 2/15/29(a)	75,000	76,718
6.25%, 1/15/33(a)	23,000	22,820
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	141,000	127,374
8.50%, 2/15/32(a)	185,000	188,462
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP, 4.50%, 9/30/28(a)	227,000	213,957
Rithm Capital Corp., 8.00%, 4/1/29(a)	266,000	264,474
Starwood Property Trust, Inc.
7.25%, 4/1/29(a)	34,000	34,857
6.00%, 4/15/30(a)	23,000	22,474
6.50%, 7/1/30(a)	22,000	21,920
6.50%, 10/15/30(a)	89,000	88,304
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 2/15/28(a)	314,000	333,530
	Shares/ Principal	Fair Value

REITS (continued)
XHR LP, 6.63%, 5/15/30(a)	205,000	$201,186
		2,123,986
Retail - 5.1%
Bath & Body Works, Inc.
6.95%, 3/1/33	53,000	54,069
6.88%, 11/1/35	43,000	43,544
7.60%, 7/15/37	32,000	32,602
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	224,000	210,894
Brinker International, Inc., 8.25%, 7/15/30(a)	150,000	157,681
Carvana Co.
9.00% Cash, 12/1/28(a),(c)	42,971	44,162
9.00% Cash, 6/1/30(a),(c)	75,000	79,396
9.00% Cash, 6/1/31(a),(c)	107,000	118,893
FirstCash, Inc.
5.63%, 1/1/30(a)	145,000	140,581
6.88%, 3/1/32(a)	265,000	268,504
Foot Locker, Inc., 4.00%, 10/1/29(a)	197,000	163,107
Gap, Inc. (The), 3.63%, 10/1/29(a)	130,000	117,291
Kohl's Corp., 5.55%, 7/17/45	64,000	34,792
Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	109,000	103,665
Nordstrom, Inc., 5.00%, 1/15/44	205,000	150,775
Patrick Industries, Inc., 6.38%, 11/1/32(a)	135,000	130,801
Walgreen Co., 4.40%, 9/15/42	62,000	54,107
Walgreens Boots Alliance, Inc.
8.13%, 8/15/29	373,000	380,872
4.65%, 6/1/46	25,000	21,851
		2,307,587
Semiconductors - 0.3%
Ams-Osram AG, 12.25%, 3/30/29(a)	140,000	143,796

Telecommunications - 4.5%
CommScope LLC, 9.50%, 12/15/31(a)	219,000	225,154
Consolidated Communications, Inc., 6.50%, 10/1/28(a)	412,000	397,216
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	49,000	46,504
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	110,000	121,000
10.75%, 12/15/30(a)	222,000	245,310
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	150,000	149,333
Millicom International Cellular SA, 7.38%, 4/2/32(a)	274,000	277,083
Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	25,000	24,588

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Telecommunications (continued)
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/1/31(a)	183,000	$186,241
Zegona Finance PLC, 8.63%, 7/15/29(a)	357,000	378,108
		2,050,537
Transportation - 0.3%
Brightline East LLC, 11.00%, 1/31/30(a)	50,000	43,809
Danaos Corp., 8.50%, 3/1/28(a)	56,000	56,923
Rand Parent LLC, 8.50%, 2/15/30(a)	42,000	41,579
		142,311
Trucking & Leasing - 0.7%
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/1/30(a)	125,000	130,481
7.00%, 6/15/32(a)	165,000	167,076
		297,557
Total Corporate Bonds and Notes
(Cost - $44,166,701)		44,594,156
Total Investments - 98.7%
(Cost - $44,166,701)		$44,594,156
Other Assets Less Liabilities - Net 1.3%		597,175
Total Net Assets - 100.0%		$45,191,331

(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2025, these securities amounted to $39,373,207 or 87.1% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	PIK - Pay-in-kind security.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	J.P. Morgan Securities LLC	7	6/18/2025	$778,531	$5,591
U.S. 2 Year Note Future	Morgan Stanley	1	6/30/2025	207,172	599
U.S. 5 Year Note Future	Morgan Stanley	10	6/30/2025	1,081,562	6,847

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$13,037